Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties	Related parties
(a)Key management compensation
The amounts paid to directors and officers for their roles as executives in 2022, 2021 and 2020 included in “Personnel expenses” are shown below:

	2022	2021	2020
Directors’ and officers’ compensation	(5,705)	(2,784)	(2,582)
Additionally, for the year ended December 31, 2022 the Company has accrued US$ 7.4 million (2021: US$ 21 million as bonuses payable to key management, which is included in “Personnel expenses.”

(b)Officers' Fund

	2022	2021
Personnel current liabilities	912	1,852
Personnel non-current liabilities	350	3,029
	1,262	4,881
The Officers’ Fund Plan is administered by the Company through a limited liability entity (the “Officers’ Fund”) and is registered as an administered fund under the laws of the Cayman Islands.
Group employees were offered the opportunity to purchase quotas (limited number of units in Officers’ Fund available for participants to purchase) in the Officers’ Fund based on the discretion of the directors of the Officers’ Fund. With the payment of a contribution to the Officers’ Fund on the grant date, these employees are entitled to a cash benefit that is calculated by management based on defined financial metrics of the Group (e.g., DE – Distributable Earnings) with certain vesting conditions and financial hurdles. Each grant benefit is subject to graded vesting periods of 2 to 4 years. Upon vesting, the benefits are redeemable yearly at the option of the holder or mandatorily redeemed after two years. Should the employee cease to be eligible for the cash benefit (e.g., as a result of leaving the Group), all unvested benefits are paid based on the amount that was originally contributed to the Officers’ Fund. For the year ended December 31, 2022, the Company has accrued US$ 1.7 million (2021: US$ 2.2m). No further quotas in the Officers’ Fund were granted since the IPO on January 21, 2021.
(c)Long-term investments
As described in notes 12(b) and 17(b), Patria Brazilian Private Equity III, Ltd. and Patria Brazil Real Estate Fund General Partner II, Ltd. have a related party (representing certain of the Group’s founding shareholders) holding a participating share that gives it the right to all returns on Patria Brazil Real Estate Fund II, L.P., and PBPE Fund III (Ontario), L.P. These investments are recorded under long-term investments with corresponding liabilities to the holder of the participating share. All contributions to these investment funds are made by the related party; distributions received are returned to the related party.
(d)Carried interest allocation
As described in note 22(a), 35% of the performance fee receivable from the Group's investment funds are payable to the Group's employees.
(e)Share based incentive plan
As described in note 28(d), the Company introduced a share based incentive plan to provide long-term incentives to certain employees, directors, and other eligible participants in exchange for their services.
(f)Strategic Bonus
As described in note 15(b), the Group accrues for a Strategic Bonus in Chile that employees receive in exchange for long terms of services. The Strategic Bonus payable for a key management participant was US$ nil as of December 31, 2022 (December 31, 2021: US$282) of which US$12 was accrued for the year ended December 31, 2022 (US$ 2 for the year ended December 31, 2021) and included under personnel expenses.
(g)Lease commitments
Note 20(a) details lease payments made for various office premises, a portion of which were paid by Moneda to its related party entity that was excluded from the Moneda acquisition. The lease with the related party entity, Moneda III SpA (beneficially owned by Moneda’s former partners), commenced on December 1, 2021 for MAM I and MCB. Commencing February 1, 2022, Moneda S.A. Administradora General De Fondos (“MAGF”) entered into a lease contract with Moneda III SpA due to the sale of leased office space by a former third party lessor to Moneda III SpA.

	2022	2021
Related party lease - Santiago
Lease liabilities (current)	502	322
Lease liabilities (non-current)	3,078	2,093

	2022	2021
Related party lease - Santiago
Principal paid	425	26
Depreciation of right-of-use assets	481	35
Interest on lease liabilities	73	5
(h)Building improvements
Amounts for building improvements included under property and equipment (note 13) includes US$320 and US$97 for services provided to MAGF by a related party (Constructor EG SpA which is partially owned by a related party of a partner in the Group) for the years ended December 31, 2022 and 2021 respectively.
(i)Professional services
Amounts for other liabilities (note 17) and general and administrative expenses (note 24) includes US$45 and US$74 for legal advisory services provided to MAGF by a related party (Barros and Errázuriz Abogados Limitada which is partially owned by a related legal advisory director of the Group) for the years ended December 31, 2022 and 2021 respectively.

(j)Disposals

In August 2022, the Group concluded the sale of a long-term investment held in Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios to Patria Holdings Limited, a shareholder of the Company, for a value of US$5.2 million and a realized gain of US$0.8 million. The sale was concluded at a value reflecting the fair market value of the investment and consistent with values that would have been realized through an arm’s length transaction.

(k)SPAC

Refer to notes 5(o) and 20(d) for related party transaction with the SPAC